Other Receivables and Other Current Assets, Net	6 Months Ended
Sep. 30, 2025
Other Receivables and Other Current Assets, Net [Abstract]
Other receivables and other current assets, net

Note 9 — Other receivables and other current assets, net

As of September 30, 2025 and March 31, 2025, other receivables and other current assets, net comprised of the following:

	September 30,	March 31,
	2025	2025
	(Unaudited)
Deposits (i)	$185,831	$273,041
Prepaid expenses (ii)	855,575	1,122,403
Prepaid income tax (iii)	1,888	1,812
Right-of-return assets (vi)	448,566	-
GST recoverable (iv)	269,821	209,880
Other receivables (v)	1,179,065	153,809
Less: allowance for credit loss	(179,263)	(27,923)
Total other receivables and other current assets, net	$2,761,483	$1,733,022

(i)	Deposits

The balance of deposit mainly comprised deposits made for rental and utility service of the Company.

(ii)	Prepaid expenses

The balance of prepaid expenses represented prepayment for services, such as subscription fees, advertising expenses, and director & officer insurance.

(iii)	Prepaid income tax

The balance of prepaid income tax represents prepaid estimated income tax from the Company’s Singapore subsidiary.

(iv)	GST recoverable

The balance of GST recoverable represented the amount of GST, which resulted from historical purchasing activities and could be further used for deducting future GST in Singapore.

(v)	Other receivables

The balance of other receivables mainly represented balance due from vendor for marketing expense paid on behalf, and recoverable claims receivable from suppliers.

(vi)	Right- of- return assets

The balance of right-of-return assets primarily represents amounts recognized in connection with Company’s product return arrangements from hardware, computer accessories and other multi- media products and reflects the estimated recovery of inventory expected to be returned by customers.

Movement of allowance for credit loss for the six months ended September 30, 2025 and 2024 are as follows:

	September 30,	September 30,
	2025	2024
	(Unaudited)	(Unaudited)
Beginning balance	$27,923	$52,949
Addition (Recovery)	150,782	(26,993)
Translation adjustment	558	(1,308)
Ending balance	$179,263	$27,264